Discontinued Operations (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 269		¥ 22,148		¥ 46,272		¥ 72,783
Income from discontinued operations, net	15	[1],[2]	1,279	[1],[2]	12,220	[1],[2]	12,989	[1],[2]
Provision for income taxes	17	[1]	1,410	[1]	(6,771)	[1]	(7,019)	[1]
Discontinued operations, net of applicable tax effect	$ 32	[1]	¥ 2,689	[1]	¥ 5,449	[1]	¥ 5,970	[1]

[1]	Pursuant to FASB Accounting Standards Codification 205-20 ("Presentation of Financial Statements-Discontinued Operations"), the results of operations which meet the criteria for discontinued operations are reported as a separate component of income, and those related amounts that had been previously reported are reclassified.
[2]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,056 million, ¥14,393 million and ¥4,170 million ($51 million) in fiscal 2010, 2011 and 2012, respectively.